Bonds Payable - Summary of Bonds Payable at Par Value (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 20, 2019
Disclosure of detailed information about financial instruments [line items]
Bonds, par value	¥ 35,000	¥ 35,000
Bonds payable [member]
Disclosure of detailed information about financial instruments [line items]
Bonds Issue Date	Mar. 22, 2019
Bonds Maturity Date	Mar. 22, 2029
Bonds interest rate p.a.	4.28%
Bonds, par value	¥ 35,000	¥ 35,000	¥ 35,000